Redeemable Convertible Preferred Stock Warrants and Common Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Redeemable Convertible Preferred Stock Warrants and Common Stock Warrants

9. Redeemable Convertible Preferred Stock Warrants and Common Stock Warrants

On the closing of the IPO, the aggregate outstanding Series A redeemable convertible preferred stock warrants of 500,000 shares converted into 63,000 common stock warrants with an exercise price of $7.96 per share. The common stock warrants expire in September 2025.

On the closing of the IPO, the aggregate outstanding Series B redeemable convertible preferred stock warrants of 2,176,000 shares were net exercised with an exercise price of $2.2674 per share, which resulted in the issuance of 65,000 shares of the Company’s common stock based on the IPO price of $27.00 per share. In addition, the aggregate outstanding Series C redeemable convertible preferred stock warrants of 1,655,000 shares were cash exercised at an exercise price of $2.5915 per share, which resulted in the issuance of 209,000 shares of the Company’s common stock with total aggregate cash proceeds of $4.3 million. As of September 30, 2020, there were no preferred stock warrants outstanding.

10. Redeemable Convertible Preferred Stock Warrants and Common Stock Warrants

Redeemable Convertible Preferred Stock Warrants

The key terms of the outstanding warrants to purchase redeemable convertible preferred stock are summarized in the following table:

				December 31,
Class of Stock	Exercise Price	Grant Date	Expiration Date	2018	2019
Series A redeemable convertible preferred stock	$1.0000	July 2012	July 2019	400,000	—
Series A redeemable convertible preferred stock	1.0000	September 2013	September 20231)	300,000	300,000
Series A redeemable convertible preferred stock	1.0000	September 2014	September 20241)	200,000	200,000
Series B redeemable convertible preferred stock	2.2674	September 2015	September 2025	2,109,804	2,109,804
Series B redeemable convertible preferred stock	2.2674	June 2016	June 2026	66,155	66,155
Series C redeemable convertible preferred stock	2.5915	June 2017	June 2027	1,654,461	1,654,461

				4,730,420	4,330,420

1)	The redeemable convertible preferred stock warrants expire at the later of the expiration date, or five years after an initial public offering by the Company.

In July 2019, the warrant to purchase 400,000 shares of Series A redeemable convertible preferred stock expired unexercised.

The following table sets forth the estimated fair value for each issuance of the Company’s warrants to purchase redeemable convertible preferred stock as of December 31, 2018 and 2019 (in thousands):

	December 31,
Class of Warrants	2018	2019
2013 warrant to purchase Series A redeemable convertible preferred stock	$397	$157
2014 warrant to purchase Series A redeemable convertible preferred stock	275	121
2015 warrant to purchase Series B redeemable convertible preferred stock	3,879	1,879
2016 warrant to purchase Series B redeemable convertible preferred stock	129	64
2017 warrant to purchase Series C redeemable convertible preferred stock	3,405	2,064

	$8,085	$4,285

The warrants to purchase redeemable convertible preferred stock were valued using the Black-Scholes option-pricing model at the issuance date and remeasured using the following assumptions:

	Years Ended December 31,
	2018	2019
Market value of shares of redeemable convertible preferred stock	$2.05 - $3.25	$1.36 - $2.40
Expected term (in years)	4.74 - 8.50	3.74 - 7.50
Expected volatility	48.8% - 50.1%	48.1% - 50.0%
Risk-free interest rate	2.51% - 2.59%	1.76% - 1.83%
Dividend yield	0%	0%

Common Stock Warrants

In 2009, the Company issued a warrant to purchase 8,860 shares of common stock with a fair value of $30,000 in connection with a product development agreement. The warrant has been included in stockholders’ deficit as additional paid-in capital. The exercise price is $8.61 per share. The warrant was fully vested and exercised during the first quarter of 2019.